ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
                                Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS December 31, 1998

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Active Assets California Tax-Free Trust for the six-month period ended December 31, 1998.

The defining event for the municipal money market in 1998 was the decision in late September by the Federal Reserve Board to begin easing monetary policy. The change in policy came in the face of international financial turmoil and took the form of three separate rate cuts. Aided by the Fed's move, tax-free money market yields trended lower. Healthy municipal government finances also contributed to the decline in short-term municipal yields as increased tax revenues and rising budget surpluses resulted in a diminished need for borrowing against cash flow. Improving municipal balance sheets had the added benefit of reducing credit quality concerns.

Within the municipal money market sector, securities with the longest maturities were the primary beneficiaries of the reduced cost of borrowing. The Bond Buyer One Year Note Index, the benchmark indicator for the long end of the tax-free money market, registered a net decline of 53 basis points (hundredths of a percent) by the end of the third quarter as investor demand outstripped the lighter supply of newly issued notes. The Fed's actions during the closing months of the year helped to bring the Index lower by an additional 20 basis points. Over the course of the full year, the Index declined by 73 basis points to 3.04 percent.

At the short end of the tax-free money market, yields for variable rate demand obligations (VRDOs) with daily and weekly rate changes were only about 25 basis points lower, on average, during the second half of 1998 than they were during the second half of 1997. However, seasonal imbalances in supply and demand were the cause for pronounced swings in the yields for daily and weekly VRDOs. Yields for weekly VRDOs ranged from a low of 2.75 percent in early September to a high of 4.00 percent in both late September and late December.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO MANAGEMENT AND PERFORMANCE

Active Assets California Tax-Free Trust's annualized net investment income (ratio to average net assets) was 2.36 percent for the six-month period ended December 31, 1998. The Trust's thirty-day moving average yield was 2.40 percent as of December 31, 1998.

On December 31, the Trust's net assets totaled $651.6 million with 67 percent of the Trust's portfolio invested in VRDOs. California-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 26 percent and 7 percent of the portfolio, respectively.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions which provide enhancement and/or liquidity facilities. The Trust has had no exposure to Asian bank letters of credit or liquidity facilities for over two years.

The Trust's weighted average maturity reached a high for the year of 57 days at the end of June. The extension of maturity at mid-year followed a typical seasonal pattern resulting from the purchase of newly issued one-year tax and revenue anticipation notes (TRANs). These instruments come to market in large supply each year between mid-June and early July in conjunction with the start of the new fiscal year for most municipal governments. Investments in longer fixed-rate securities offset some of the yield volatility associated with daily and weekly VRDOs. With the absence of a fresh supply of longer-term paper, the Trust's weighted average maturity gradually shortened over the balance of the year. At the end of December, the Trust's average maturity was 37 days.

LOOKING FORWARD

Global economic conditions seem likely to keep inflationary pressures under control and have contributed to lower interest rates. The fixed income markets appear concerned about the risk of renewed inflation as countries seek to stimulate economic growth. However, the ability of the Fed to maintain stability by responding with an appropriate monetary policy is encouraging. With the unlikely prospects for a near-term rise in municipal money market interest rates, the weighted average maturity of the Trust's portfolio is expected to remain in its current range of approximately 30 to 60 days until newly issued one-year TRANs become available in larger supply.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

We appreciate your support of Active Assets California Tax-Free Trust and look forward to continuing to serve your investment needs and objectives.

Sincerely yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*        VALUE
-----------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
            OBLIGATIONS (66.8%)
 $ 7,900    Alameda-Contra Costa Schools Financing Authority, Capital
             Improvements Ser B COPs....................................   3.70%   01/08/99    $  7,900,000
  10,000    Anaheim, 1993 COPs (AMBAC)..................................   3.65    01/08/99      10,000,000
   8,200    Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)..........   3.75    01/08/99       8,200,000
  11,970    California Alternative Energy Source Financing Authority,
             General Electric Capital Corp-Arroyo Energy 1993 Ser B
             (AMT)......................................................   3.65    01/08/99      11,970,000
   1,200    California Economic Development Financing Authority,
             California Independent System Operator Corp 1998 Ser A.....   5.00    01/04/99       1,200,000
            California Educational Facilities Authority,
  10,000     California Institute of Technology Ser 1994................   3.65    01/08/99      10,000,000
  15,165     Stanford University Ser L-5................................   3.65    01/08/99      15,165,000
            California Health Facilities Financing Authority,
   3,300     Adventist Health System/West 1998 Ser A (MBIA).............   5.00    01/04/99       3,300,000
   5,000     Catholic Healthcare West 1997 Ser C (MBIA).................   3.60    01/08/99       5,000,000
  14,000     Memorial Health Services 1994 Ser..........................   3.90    01/08/99      14,000,000
   9,500     St Francis Medical Center 1995 Ser E (MBIA)................   3.30    01/08/99       9,500,000
   4,880     St Joseph Health System Ser 1985A..........................   5.10    01/04/99       4,880,000
            California Pollution Control Financing Authority,
   5,040     Chevron USA Inc Ser 1983...................................   3.10    11/15/99       5,044,588
  10,485     Chevron USA Inc Ser 1984B..................................   3.70    06/15/99      10,490,812
  15,500     Pacific Gas & Electric Co 1996 Ser F & 1997 Ser A..........   5.00    01/04/99      15,500,000
   1,600     Pacific Gas & Electric Co 1997 Ser C (AMT).................   5.10    01/04/99       1,600,000
   5,000     Shell Oil Co 1991 Ser B....................................   5.10    01/04/99       5,000,000
   8,000     Shell Oil Co Ser 1996 A (AMT)..............................   4.90    01/04/99       8,000,000
   6,300     Stanislaus Inc Ser 1987 (AMT)..............................   5.10    01/04/99       6,300,000
  16,500    California Public Capital Improvements Financing Authority,
             Pooled Ser 1988 C..........................................   3.10    03/15/99      16,500,000
            California Statewide Communities Development Authority,
   5,450     House Ear Institute 1993 Ser A COPs........................   5.00    01/04/99       5,450,000
   5,000     John Muir/Mt Diablo Health System COPs (AMBAC).............   4.80    01/04/99       5,000,000
   6,100     St Joseph Health System COPs...............................   3.80    01/08/99       6,100,000
   9,500    Carlsbad Housing & Redevelopment Commission,
             Seascape Village Ser A of 1994.............................   3.60    01/08/99       9,500,000
   9,300    Contra Costa County, Muti-family The Park Regency 1992 Ser A
             (AMT)......................................................   4.00    01/08/99       9,300,000
  19,800    Foothill/Eastern Transportation Corridor Agency, Toll Road
             Ser 1995C..................................................   3.60    01/08/99      19,800,000
   9,500    Fremont, Creekside Village Multi-family Issue D of 1985.....   3.70    01/08/99       9,500,000
            Los Angeles, Multi-family
   7,700     1985 Ser K.................................................   3.60    01/08/99       7,700,000
   4,900     1994 Ser A (AMT)...........................................   5.20    01/04/99       4,900,000
   7,800    Los Angeles County Metropolitan Transportation Authority,
             Prop C Sales Tax Refg Ser 1993-A (MBIA)....................   3.75    01/08/99       7,800,000
   2,900    M-S-R Public Power Agency, San Juan Sub Lien Ser 1998F
             (MBIA).....................................................   5.10    01/04/99       2,900,000
  10,000    Monterey County Financing Authority, 1995 Ser A.............   3.70    01/08/99      10,000,000
  23,160    Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992
             & 1996 C...................................................   5.10    01/04/99      23,160,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*        VALUE
-----------------------------------------------------------------------------------------------------------
            Oakland Joint Powers Financing Authority,
 $12,000     1998 Ser A-1 (FSA).........................................   3.90%   01/08/99    $ 12,000,000
   7,000     1998 Ser A-2 (FSA).........................................   3.65    01/08/99       7,000,000
  17,000    Rancho California Water District Financing Authority, Ser
             1998A (FGIC)...............................................   3.75    01/08/99      17,000,000
   3,800    Redlands, Orange Village Apts 1988 Ser A (AMT)..............   4.00    01/08/99       3,800,000
  11,647    Riverside County, 1985 Ser A COPs...........................   3.50    01/08/99      11,647,000
   7,805    Sacramento County, Administration Center & Courthouse Ser
             1990 COPs..................................................   3.70    01/08/99       7,805,000
  15,000    San Bernardino County, Medical Center Financing Ser 1998
             COPs (MBIA)................................................   3.80    01/08/99      15,000,000
   4,000    San Jose, Almaden Lake Village Apts Ser 1997 A (AMT)........   4.00    01/08/99       4,000,000
   7,200    San Jose Redevelopment Agency, Merged Area Ser 1996 B.......   3.20    01/08/99       7,200,000
   8,600    San Jose-Santa Clara Clean Water Financing Authority, Sewer
             Ser 1995B (FGIC)...........................................   3.65    01/08/99       8,600,000
   4,000    Santa Clara, Electric Ser 1985 B............................   3.75    01/08/99       4,000,000
  10,000    Santa Clara County Financing Authority, Valley Medical
             Center 1994 Ser B..........................................   3.80    01/08/99      10,000,000
   6,600    Santa Clara County-El Camino Hospital District Hospital
             Facilities Authority, Valley Medical Center 1985 Ser A.....   3.65    01/08/99       6,600,000
  11,700    Southern California Public Power Authority, Transmission
             1991 Sub Refg Ser (AMBAC)..................................   3.65    01/08/99      11,700,000
   6,605    Turlock, Irrigation District Ser 1988 A.....................   3.70    01/08/99       6,605,000
  12,000    West Basin Municipal Water District, Ser 1997 B COPs........   3.55    01/08/99      12,000,000
                                                                                               ------------

            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE
            MUNICIPAL OBLIGATIONS
            (Amortized Cost $435,617,400)...................................................    435,617,400
                                                                                               ------------

                                                                                           YIELD TO
                                                                                           MATURITY
                                                                    COUPON    MATURITY    ON DATE OF
                                                                     RATE       DATE       PURCHASE
                                                                    -------   ---------   ----------
          CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (25.6%)
          California Pollution Control Financing Authority,
11,600     Southern California Edison Co Ser 1985 A...............   2.80%    01/27/99       2.80%      11,600,000
 4,500     Southern California Edison Co Ser 1985 A...............   2.80     02/17/99       2.80        4,500,000
 5,000     Thermal Energy Development Partnership Ser A (AMT).....   2.90     02/23/99       2.90        5,000,000
 5,000    Chula Vista, San Diego Gas & Electric Co Ser 1992 C
           (AMT)..................................................   2.90     02/09/99       2.90        5,000,000
 5,000    Contra Costa Water District, Ser A......................   2.85     03/10/99       2.85        5,000,000
 4,000    East Bay Municipal Utility District, Water..............   2.80     02/23/99       2.80        4,000,000
          Los Angeles,
 8,000     Wastewater Ser 1997....................................   3.00     02/10/99       3.00        8,000,000
 8,000     Wastewater Ser 1997....................................   2.70     03/09/99       2.70        8,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

                                                                                                YIELD TO
PRINCIPAL                                                                                       MATURITY
AMOUNT IN                                                                 COUPON   MATURITY    ON DATE OF
THOUSANDS                                                                  RATE      DATE       PURCHASE       VALUE
------------------------------------------------------------------------------------------------------------------------
 $ 4,000    Los Angeles County Metropolitan Transportation Authority,
             Sales Tax Ser A............................................   3.25%   02/10/99       3.25%     $  4,000,000
  10,000    Metropolitan Water District of Southern California, Ser 1996
             B..........................................................   2.75    03/08/99       2.75        10,000,000
            Sacramento Municipal Utility District,
   9,000     Ser I......................................................   2.80    02/08/99       2.80         9,000,000
   9,000     Ser I......................................................   2.85    02/11/99       2.85         9,000,000
   6,000     Ser I......................................................   2.80    02/18/99       2.80         6,000,000
            San Diego,
   2,000     San Diego Gas & Electric Co 1995 Ser B.....................   2.75    02/18/99       2.75         2,000,000
   9,000     San Diego Gas & Electric Co 1995 Ser B.....................   2.90    04/08/99       2.90         9,000,000
   5,000    San Diego County Regional Transportation Commission, Ser
             A..........................................................   2.90    02/11/99       2.90         5,000,000
            San Diego County Water Authority,
   4,700     Ser #1.....................................................   3.05    01/21/99       3.05         4,700,000
   6,600     Ser #1.....................................................   3.20    01/21/99       3.20         6,600,000
   7,500    San Francisco Bay Area Transit Financing Authority, Ser 1998
             B..........................................................   2.90    02/05/99       2.90         7,500,000
            San Francisco Airport Commission,
   6,040     San Francisco International Airport Ser 1997 A (AMT).......   2.80    01/26/99       2.80         6,040,000
   3,175     San Francisco International Airport Ser 1997 A (AMT).......   2.95    02/24/99       2.95         3,175,000
            San Joaquin County Transportation Authority,
  13,000     Sales Tax Ser 1997.........................................   2.70    01/28/99       2.70        13,000,000
   6,000     Sales Tax Ser 1997.........................................   2.85    03/05/99       2.85         6,000,000
   9,500    University of California Regents, Ser A.....................   2.85    02/09/99       2.85         9,500,000
            PUERTO RICO
   5,000    Puerto Rico Government Development Bank, Ser 1996...........   2.75    03/09/99       2.75         5,000,000
                                                                                                            ------------
            TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
            (Amortized Cost $166,615,000)................................................................    166,615,000
                                                                                                            ------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (7.1%)
  10,000    Alameda County, 1998-99 TRANs, dtd 07/08/98.................   4.50    07/07/99       3.60        10,044,490
  10,000    California School Cash Reserve Program Authority, 1998 Pool
             Ser, dtd 07/02/98..........................................   4.50    07/02/99       3.74        10,036,500
  10,000    Fresno County, 1998-99 TRANs, dtd 07/02/98..................   4.00    07/01/99       3.59        10,019,592
  10,000    Marin County, 1998-99 TRANs, dtd 07/01/98...................   4.50    06/30/99       3.55        10,045,198
   6,000    San Francisco Unified School District, 1998 TRANs, dtd
             09/03/98...................................................   4.50    09/22/99       3.40         6,046,447
                                                                                                            ------------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
            (Amortized Cost $46,192,227).................................................................     46,192,227
                                                                                                            ------------
            TOTAL INVESTMENTS (Amortized Cost $648,424,627) (a).............................      99.5%      648,424,627
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..................................       0.5         3,157,498
                                                                                                 -----      ------------
            NET ASSETS......................................................................     100.0%     $651,582,125
                                                                                                 =====      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1998 (unaudited) continued

---------------------

 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
TRANs  Tax and Revenue Anticipation Notes.
  +    Rate shown is rate in effect at December 31, 1998.
  *    Date on which the principal amount can be recovered through demand.
 (a)   Cost is the same for federal income tax purposes.

                          Bond Insurance:
-------------------------------------------------------------------
AMBAC  AMBAC Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (amortized cost $648,424,627)..............................  $648,424,627
Cash........................................................        42,494
Receivable for:
    Interest................................................     3,221,776
    Shares of beneficial interest sold......................       281,405
Prepaid expenses............................................        29,152
                                                              ------------

    TOTAL ASSETS............................................   651,999,454
                                                              ------------

LIABILITIES:
Payable for:
    Investment management fee...............................       265,392
    Plan of distribution fee................................        54,951
Accrued expenses............................................        96,986
                                                              ------------

    TOTAL LIABILITIES.......................................       417,329
                                                              ------------

    NET ASSETS..............................................  $651,582,125
                                                              ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $651,581,703
Accumulated undistributed net investment income.............           422
                                                              ------------

    NET ASSETS..............................................  $651,582,125
                                                              ============

NET ASSET VALUE PER SHARE,
 651,581,703 shares outstanding
 (unlimited shares authorized of $.01 par value)............         $1.00
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 1998 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $9,618,540
                                                              ----------

EXPENSES
Investment management fee...................................   1,555,335
Plan of distribution fee....................................     321,481
Transfer agent fees and expenses............................      42,742
Registration fees...........................................      34,938
Professional fees...........................................      26,169
Shareholder reports and notices.............................      23,654
Custodian fees..............................................      14,958
Trustees' fees and expenses.................................       9,006
Other.......................................................       8,879
                                                              ----------
    TOTAL EXPENSES..........................................   2,037,162
Less: expense offset........................................     (14,940)
                                                              ----------
    NET EXPENSES............................................   2,022,222
                                                              ----------
NET INVESTMENT INCOME.......................................  $7,596,318
                                                              ==========

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                                           FOR THE YEAR
                                                          FOR THE SIX         ENDED
                                                         MONTHS ENDED        JUNE 30,
                                                       DECEMBER 31, 1998       1998
---------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................    $  7,596,318      $ 15,064,430
Net realized gain....................................        --                   2,410
                                                         ------------      ------------

    NET INCREASE.....................................       7,596,318        15,066,840

Dividends from net investment income.................      (7,596,098)      (15,064,414)
Net increase from transactions in shares of
 beneficial interest.................................     101,802,574       118,394,453
                                                         ------------      ------------

    TOTAL INCREASE...................................     101,802,794       118,396,879
NET ASSETS:
Beginning of period..................................     549,779,331       431,382,452
                                                         ------------      ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $422 and $202, respectively).....................    $651,582,125      $549,779,331
                                                         ============      ============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets California Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) continued

$1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1998 (unaudited) continued

fiscal year. For the six months ended December 31, 1998, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1998 aggregated $811,533,560 and $738,048,000, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1998, the Trust had transfer agent fees and expenses payable of approximately $700.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension cost for the six months ended December 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,679. At December 31, 1998, the Trust had an accrued pension liability of $39,379 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX           FOR THE YEAR
                                                                MONTHS ENDED              ENDED
                                                              DECEMBER 31, 1998       JUNE 30, 1998
                                                              -----------------       --------------
                                                                 (unaudited)
Shares sold.................................................    1,105,139,562          1,906,367,914
Shares issued in reinvestment of dividends..................        7,596,098             15,064,414
                                                               --------------         --------------
                                                                1,112,735,660          1,921,432,328
Shares repurchased..........................................   (1,010,933,086)        (1,803,037,875)
                                                               --------------         --------------
Net increase in shares outstanding..........................      101,802,574            118,394,453
                                                               ==============         ==============

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                      FOR THE SIX                       FOR THE YEAR ENDED JUNE 30
                                                     MONTHS ENDED         -------------------------------------------------------
                                                   DECEMBER 31, 1998        1998       1997          1996       1995       1994
---------------------------------------------------------------------------------------------------------------------------------
                                                      (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period.............        $ 1.00             $ 1.00     $ 1.00        $ 1.00     $ 1.00     $ 1.00
                                                         ------             ------     ------        ------     ------     ------
Net income from investment operations............         0.012              0.028      0.028         0.028      0.029      0.018
Less dividends from net investment income........        (0.012)            (0.028)    (0.028)       (0.028)    (0.029)    (0.018)
                                                         ------             ------     ------        ------     ------     ------
Net asset value, end of period...................        $ 1.00             $ 1.00     $ 1.00        $ 1.00     $ 1.00     $ 1.00
                                                         ======             ======     ======        ======     ======     ======
TOTAL RETURN.....................................          1.20%(1)           2.84%      2.83%         2.82%      2.89%      1.78%

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................          0.63%(2)           0.64%      0.66%(3)      0.67%      0.67%      0.68%
Net investment income............................          2.36%(2)           2.79%      2.78%         2.79%      2.86%      1.77%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..........         $651,582        $549,779   $431,382      $384,218   $313,566   $288,506

---------------------
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
---------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
---------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.


---------------
  ACTIVE
 ...............
  ASSETS(R)
 ...............
  ACCOUNT
---------------


ACTIVE ASSETS
CALIFORNIA
TAX-FREE TRUST


SEMIANNUAL REPORT
DECEMBER 31, 1998